Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 255,203	$ 289,290
Loss from disposal of fixed assets	$ 115	$ (1,011)